Financial Instruments - Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 2,829	$ 3,041
Trade receivables	2,144	2,016
Unbilled revenues	777	654
Trade payables	(239)	(107)
Employee benefit obligations	(240)	(225)
Other liabilities	(1,553)	(1,078)
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	483	490
Trade receivables	2,069	1,915
Unbilled revenues	790	581
Other assets	136	74
Trade payables	(168)	(85)
Employee benefit obligations	(170)	(153)
Other liabilities	(714)	(428)
Net assets / (liabilities)	2,426	2,394
Foreign Currency Risk | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	237	197
Trade receivables	1,438	1,276
Unbilled revenues	540	356
Other assets	66	49
Trade payables	(102)	(42)
Employee benefit obligations	(98)	(88)
Other liabilities	(509)	(263)
Net assets / (liabilities)	1,572	1,485
Foreign Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	38	33
Trade receivables	267	269
Unbilled revenues	111	98
Other assets	15	4
Trade payables	(19)	(12)
Employee benefit obligations	(15)	(13)
Other liabilities	(66)	(50)
Net assets / (liabilities)	331	329
Foreign Currency Risk | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	16	23
Trade receivables	148	129
Unbilled revenues	36	46
Other assets	5	4
Trade payables	(20)	(17)
Employee benefit obligations	(3)	(4)
Other liabilities	(28)	(29)
Net assets / (liabilities)	154	152
Foreign Currency Risk | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	31	54
Trade receivables	76	121
Unbilled revenues	40	24
Other assets	5	2
Trade payables	(12)	(5)
Employee benefit obligations	(30)	(28)
Other liabilities	(25)	(14)
Net assets / (liabilities)	85	154
Foreign Currency Risk | Other Currencies
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	161	183
Trade receivables	140	120
Unbilled revenues	63	57
Other assets	45	15
Trade payables	(15)	(9)
Employee benefit obligations	(24)	(20)
Other liabilities	(86)	(72)
Net assets / (liabilities)	$ 284	$ 274